FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706
                                  -----------

                             TEMPLETON INCOME TRUST
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    ----------------
Date of fiscal year end:   8/31
                         ----------
Date of reporting period:  5/31/08
                          -----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Templeton Income Trust

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2008

CONTENTS

Templeton Global Bond Fund                                                   3
Templeton International Bond Fund                                            8
Notes to Statement of Investments                                           12

                      (FRANKLIN TEMPLETON INVESTMENTS LOGO)
                          Franklin Templeton Investment

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Templeton Income Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

TEMPLETON GLOBAL BOND FUND                                                     PRINCIPAL AMOUNT(a)           VALUE
--------------------------                                                     -------------------      ---------------
          LONG TERM INVESTMENTS 90.8%
          BONDS 89.4%
          ARGENTINA 3.0%
(b, c, d) Government of Argentina, senior bond, FRN, 3.092%, 8/03/12 .......         599,300,000        $   321,670,457
                                                                                                        ---------------
          AUSTRALIA 1.5%
          New South Wales Treasury Corp., 6.00%, 5/01/12 ...................         111,150,000 AUD        102,004,625
          Queensland Treasury Corp., 6.00%, 7/14/09 ........................          63,490,000 AUD         59,900,940
                                                                                                        ---------------
                                                                                                            161,905,565
                                                                                                        ---------------
          AUSTRIA 3.9%
          Government of Austria, 4.00%, 7/15/09 ............................           4,400,000 EUR          6,813,695
          Oesterreichische Kontrollbank AG, senior bond, 2.75%, 6/14/11 ....         435,000,000 CHF        413,271,702
                                                                                                        ---------------
                                                                                                            420,085,397
                                                                                                        ---------------
          BRAZIL 4.5%
          Nota Do Tesouro Nacional,
             9.762%, 1/01/12 ...............................................             193,210(e) BRL     106,668,111
             9.762%, 1/01/14 ...............................................              78,500(e) BRL      42,083,868
             9.762%, 1/01/17 ...............................................             349,070(e) BRL     178,678,220
         (f) Index Linked, 6.00%, 5/15/15 ..................................              25,800(e) BRL      25,687,641
         (f) Index Linked, 6.00%, 5/15/45 ..................................             131,725(e) BRL     128,382,328
                                                                                                        ---------------
                                                                                                            481,500,168
                                                                                                        ---------------
          CANADA 0.2%
          Province of Manitoba, 6.375%, 9/01/15 ............................          25,200,000 NZD         18,563,122
          Province of Ontario, 6.25%, 6/16/15 ..............................          10,115,000 NZD          7,379,352
                                                                                                        ---------------
                                                                                                             25,942,474
                                                                                                        ---------------
          EGYPT 5.0%
      (g) Egypt Treasury Bills, 6/24/08 - 4/21/09 ..........................       2,989,025,000 EGP        536,043,692
                                                                                                        ---------------
          FRANCE 4.6%
          Government of France, 4.25%,
             10/25/17 ......................................................         297,300,000 EUR        451,509,561
             4/25/19 .......................................................          28,750,000 EUR         43,262,266
                                                                                                        ---------------
                                                                                                            494,771,827
                                                                                                        ---------------
          GERMANY 3.9%
      (b) KfW Bankengruppe, FRN, 0.706%, 8/08/11 ...........................      44,050,000,000 JPY        417,502,680
                                                                                                        ---------------
          INDONESIA 4.9%
          Government of Indonesia,
             13.15%, 3/15/10 ...............................................      33,650,000,000 IDR          3,684,867
             15.425%, 9/15/10 ..............................................      23,800,000,000 IDR          2,726,054
             10.00%, 10/15/11 ..............................................      12,660,000,000 IDR          1,268,032
             13.15%, 1/15/12 ...............................................      10,900,000,000 IDR          1,193,864
             11.00%, 12/15/12 ..............................................       8,700,000,000 IDR            885,720
             14.25%, 6/15/13 ...............................................     194,977,000,000 IDR         22,231,921
             9.00%, 9/15/13 ................................................     550,800,000,000 IDR         51,167,888
             14.275%, 12/15/13 .............................................     301,008,000,000 IDR         34,449,252
             11.00%, 10/15/14 ..............................................     112,410,000,000 IDR         11,225,296
             9.50%, 6/15/15 ................................................      37,750,000,000 IDR          3,465,337
             10.75%, 5/15/16 ...............................................     113,310,000,000 IDR         10,982,696
             10.00%, 7/15/17 ...............................................     104,700,000,000 IDR          9,610,172


                     Quarterly Statement of Investments | 3

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND                                                     PRINCIPAL AMOUNT(a)           VALUE
--------------------------                                                     -------------------      ---------------
          LONG TERM INVESTMENTS (CONTINUED)
          BONDS (CONTINUED)
          INDONESIA (CONTINUED)
          Government of Indonesia,
             15.00%, 7/15/18 ...............................................       1,150,000,000 IDR    $       138,481
             11.50%, 9/15/19 ...............................................     133,190,000,000 IDR         13,165,658
             11.00%, 11/15/20 ..............................................     401,970,000,000 IDR         38,216,976
             12.80%, 6/15/21 ...............................................     243,940,000,000 IDR         26,053,865
             12.90%, 6/15/22 ...............................................      60,210,000,000 IDR          6,468,824
             10.25%, 7/15/22 ...............................................     119,000,000,000 IDR         10,605,316
             9.50%, 7/15/23 ................................................   1,877,100,000,000 IDR        157,200,743
             11.75%, 8/15/23 ...............................................      63,865,000,000 IDR          6,328,383
             11.00%, 9/15/25 ...............................................     623,820,000,000 IDR         58,103,843
             12.00%, 9/15/26 ...............................................      66,550,000,000 IDR          6,676,782
             10.25%, 7/15/27 ...............................................     563,820,000,000 IDR         49,056,118
             9.75%, 5/15/37  ...............................................      84,550,000,000 IDR          6,810,477
                                                                                                        ---------------
                                                                                                            531,716,565
                                                                                                        ---------------
          IRAQ 0.7%
      (h) Government of Iraq, Reg S, 5.80%, 1/15/28 ........................          85,950,000             79,490,018
                                                                                                        ---------------
          MALAYSIA 8.1%
          Government of Malaysia,
             6.45%, 7/01/08 ................................................         159,282,000 MYR         49,274,059
             3.917%, 9/30/08 ...............................................           5,200,000 MYR          1,606,203
             4.305%, 2/27/09 ...............................................         116,825,000 MYR         36,257,089
             7.00%, 3/15/09 ................................................         222,519,000 MYR         70,502,947
             6.844%, 10/01/09 ..............................................          16,300,000 MYR          5,242,070
             3.756%, 4/28/11 ...............................................       1,189,860,000 MYR        368,417,380
             3.833%, 9/28/11 ...............................................          30,925,000 MYR          9,600,222
             3.461%, 7/31/13 ...............................................         205,925,000 MYR         63,026,747
             3.814%, 2/15/17 ...............................................         300,040,000 MYR         91,404,408
             4.24%, 2/07/18 ................................................         552,620,000 MYR        173,081,693
                                                                                                        ---------------
                                                                                                            868,412,818
                                                                                                        ---------------
          MEXICO 7.6%
          Government of Mexico,
             9.00%, 12/20/12 ...............................................           1,158,000(i) MXN      11,629,095
             8.00%, 12/19/13 ...............................................           3,457,500(i) MXN      33,413,202
             8.00%, 12/17/15 ...............................................           6,970,000(i) MXN      67,094,503
             7.25%, 12/15/16 ...............................................           7,460,000(i) MXN      68,429,510
             10.00%, 12/05/24 ..............................................          37,935,000(i) MXN     426,141,738
       (c)    7.75%, 12/14/17 ..............................................          22,050,000(i) MXN     208,720,983
                                                                                                        ---------------
                                                                                                            815,429,031
                                                                                                        ---------------
          NETHERLANDS 2.8%
          Government of the Netherlands, 4.50%, 7/15/17 ....................         197,690,000 EUR        305,877,062
                                                                                                        ---------------


                     4 | Quarterly Statement of Investments

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND                                                     PRINCIPAL AMOUNT(a)           VALUE
--------------------------                                                     -------------------      ---------------
          LONG TERM INVESTMENTS (CONTINUED)
          BONDS (CONTINUED)
          NEW ZEALAND 0.2%
          Government of New Zealand,
             7.00%, 7/15/09 ................................................           6,888,000 NZD    $     5,391,863
             6.00%, 11/15/11 ...............................................          10,837,000 NZD          8,299,962
             6.50%, 4/15/13 ................................................           6,650,000 NZD          5,197,227
                                                                                                        ---------------
                                                                                                             18,889,052
                                                                                                        ---------------
          NORWAY 3.7%
          Government of Norway,
             5.50%, 5/15/09 ................................................         846,400,000 NOK        165,110,263
             6.00%, 5/16/11 ................................................         253,775,000 NOK         50,637,173
             6.50%, 5/15/13 ................................................         847,100,000 NOK        176,871,228
                                                                                                        ---------------
                                                                                                            392,618,664
                                                                                                        ---------------
          PERU 0.7%
          Government of Peru,
             7.84%, 8/12/20 ................................................          74,675,000 PEN         28,901,918
             Series 7, 8.60%, 8/12/17 ......................................         110,435,000 PEN         44,615,267
                                                                                                        ---------------
                                                                                                             73,517,185
                                                                                                        ---------------
          PHILIPPINES 0.2%
      (h) Government of the Philippines, Reg S, 9.125%, 2/22/10 ............          15,795,000 EUR         25,733,249
                                                                                                        ---------------
          POLAND 3.0%
          Government of Poland,
             6.00%, 5/24/09 ................................................         229,820,000 PLN        105,324,249
             5.75%, 9/23/22 ................................................         495,970,000 PLN        219,243,600
                                                                                                        ---------------
                                                                                                            324,567,849
                                                                                                        ---------------
          SINGAPORE 3.2%
          Government of Singapore,
             5.625%, 7/01/08 ...............................................         123,575,000 SGD         91,140,558
             4.375%, 1/15/09 ...............................................         331,185,000 SGD        248,460,413
             2.375%, 10/01/09 ..............................................           7,310,000 SGD          5,462,192
                                                                                                        ---------------
                                                                                                            345,063,163
                                                                                                        ---------------
          SOUTH AFRICA 0.0%(j)
          Government of South Africa, 5.25%, 5/16/13 .......................           1,200,000 EUR          1,811,916
                                                                                                        ---------------
          SOUTH KOREA 10.2%
          Korea Deposit Insurance Corp.,
             07-1, 5.57%, 9/14/12 ..........................................      44,400,000,000 KRW         42,602,906
             08-1, 5.28%, 2/15/13 ..........................................       5,957,000,000 KRW          5,638,891
          Korea Treasury Bond,
             5.25%, 9/10/12 ................................................     172,957,000,000 KRW        166,602,370
             5.00%, 9/10/16 ................................................      32,036,000,000 KRW         29,859,996
             5.50%, 9/10/17 ................................................     691,002,700,000 KRW        663,951,257
             5.25%, 3/10/27 ................................................     198,699,500,000 KRW        183,306,647
                                                                                                        ---------------
                                                                                                          1,091,962,067
                                                                                                        ---------------


                     Quarterly Statement of Investments | 5

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND                                                     PRINCIPAL AMOUNT(a)           VALUE
--------------------------                                                     -------------------      ---------------
          LONG TERM INVESTMENTS (CONTINUED)
          BONDS (CONTINUED)
      (k) SUPRANATIONAL 8.1%
          European Bank For Reconstruction & Development, senior note,
             5.10%, 6/12/09 ................................................         485,000,000 PLN    $   221,859,014
          European Investment Bank,
             4.00%, 4/15/09 ................................................          67,500,000 SEK         11,147,502
             senior note, 4.50%, 5/15/13 ...................................         340,210,000 NOK         63,792,457
          (b) senior note, FRN, 0.751%, 9/21/11 ............................      36,910,700,000 JPY        350,110,654
          Inter-American Development Bank,
             6.00%, 12/15/17 ...............................................          10,200,000 NZD          7,241,958
             senior note, 7.50%, 12/05/24 ..................................       2,473,000,000 MXN        213,383,647
                                                                                                        ---------------
                                                                                                            867,535,232
                                                                                                        ---------------
          SWEDEN 9.4%
             Government of Sweden,
             5.00%, 1/28/09 ................................................       4,028,300,000 SEK        673,856,268
             4.00%, 12/01/09 ...............................................       1,674,640,000 SEK        277,230,519
          (g) Strip, 9/17/08 ...............................................         335,000,000 SEK         55,141,590
                                                                                                        ---------------
                                                                                                          1,006,228,377
                                                                                                        ---------------
          TOTAL BONDS (COST $9,330,134,951) ................................                              9,608,274,508
                                                                                                        ---------------
          MUNICIPAL BONDS 1.4%
          UNITED STATES AND U.S. TERRITORIES 1.4%
          Alabama Public Housing Authorities Capital Program Revenue,
             Series B, FSA Insured, 4.45%, 1/01/24 .........................          12,540,000             12,196,028
          California State GO, Refunding,
             5.125%, 4/01/33 ...............................................          41,400,000             41,923,296
             5.00%, 4/01/38 ................................................          46,550,000             46,417,798
          Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
             Refunding, Third Indenture Series A, FGIC Insured, 5.00%,
             7/01/19 .......................................................          12,600,000             13,647,690
          New York City GO, Sub Series L-1, 5.00%, 4/01/26 .................           6,500,000              6,708,455
          North Carolina Eastern Municipal Power Agency Power System
             Revenue, Refunding, Series A, Assured Guaranty, 5.25%,
             1/01/19 .......................................................          20,600,000             22,189,084
          Puerto Rico Commonwealth GO, Public Improvement, Refunding,
             Series A, MBIA Insured, 5.50%, 7/01/21 ........................           7,450,000              7,951,832
          Wisconsin State GO, Series A, FGIC Insured, 5.00%, 5/01/21 .......           4,000,000              4,227,080
                                                                                                        ---------------
          TOTAL MUNICIPAL BONDS (COST $155,521,418) ........................                                155,261,263
                                                                                                        ---------------

                                                                                NOTIONAL AMOUNT
                                                                               -----------------
          OPTIONS PURCHASED (COST $3,750) 0.0%(j)
          PUTS
          BRAZIL 0.0%(j)
      (l) Brazilian Real Put, strike price 2.05 BRL, expiration date
             1/20/09 .......................................................   $         100,000                    580
                                                                                                        ---------------
          TOTAL LONG TERM INVESTMENTS (COST $9,485,660,119) ................                              9,763,536,351
                                                                                                        ---------------


                     6 | Quarterly Statement of Investments

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND                                                     PRINCIPAL AMOUNT(a)           VALUE
--------------------------                                                     -------------------      ---------------
          SHORT TERM INVESTMENTS 8.4%
          FOREIGN GOVERNMENT SECURITIES 1.5%
          EGYPT 0.0%(i)
      (g) Egypt Treasury Bill, 10/07/08 ....................................           6,750,000 EGP    $     1,228,574
                                                                                                        ---------------
          MALAYSIA 1.0%
          Government of Malaysia,
             3.541%, 7/08/08 ...............................................          68,450,000 MYR         21,126,258
             3.562%, 7/15/08 ...............................................         105,375,000 MYR         32,523,474
      (g) Malaysia Treasury Bills, 7/04/08 - 11/28/08 ......................         170,580,000 MYR         52,050,787
                                                                                                        ---------------
                                                                                                            105,700,519
                                                                                                        ---------------
          SWEDEN 0.5%
      (g) Government of Sweden, Strip, 6/18/08 .............................         335,000,000 SEK         55,715,857
                                                                                                        ---------------
          TOTAL FOREIGN GOVERNMENT SECURITIES (COST $150,055,574) ..........                                162,644,950
                                                                                                        ---------------
          TIME DEPOSIT (COST $743,775,000) 6.9%
          UNITED STATES 6.9%
          Paribas Corp., 2.375%, 6/02/08 ...................................         743,775,000            743,775,000
                                                                                                        ---------------
          TOTAL SHORT TERM INVESTMENTS (COST $893,830,574) .................                                906,419,950
                                                                                                        ---------------
          TOTAL INVESTMENTS (COST $10,379,490,693) 99.2% ...................                             10,669,956,301
          NET UNREALIZED LOSS ON INTEREST RATE SWAPS (0.1%) ................                                (13,040,922)
          NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.2% ...........                                 21,352,435
          OTHER ASSETS, LESS LIABILITIES 0.7% ..............................                                 79,449,896
                                                                                                        ---------------
          NET ASSETS 100.0% ................................................                            $10,757,717,710
                                                                                                        ===============

See Selected Currency and Portfolio Abbreviations on page 11.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(d) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(e)  Principal amount is stated in 1,000 Brazilian Real Units.

(f)  Redemption price at maturity is adjusted for inflation.

(g)  The security is traded on a discount basis with no stated coupon rate.

(h) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2008, the aggregate value of these securities was $105,223,267, representing 0.98% of net assets.

(i)  Principal amount is stated in 100 Mexican Peso Units.

(j)  Rounds to less than 0.1% of net assets.

(k) A supranational organization is an entity formed by two or more central governments through international treaties.

(l)  Non-income producing for the twelve months ended May 31, 2008.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Templeton Income Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

TEMPLETON INTERNATIONAL BOND FUND                                              PRINCIPAL AMOUNT(a)           VALUE
---------------------------------                                              -------------------      ---------------
          LONG TERM INVESTMENTS92.1%
          BONDS 92.1%
          ARGENTINA 3.9%
   (b, c) Government of Argentina, senior bond, FRN, 3.092%, 8/03/12........           1,075,000        $       576,999
                                                                                                        ---------------
          AUSTRALIA 1.0%
          Queensland Treasury Corp., 6.00%, 7/14/09  .......................             160,000 AUD            150,955
                                                                                                        ---------------
          AUSTRIA 3.8%
          Oesterreichische Kontrollbank AG, senior bond, 2.75%, 6/14/11.....             600,000 CHF            570,030
                                                                                                        ---------------
          BRAZIL 4.7%
          Nota Do Tesouro Nacional,
             9.762%, 1/01/17 ...............................................                 650(d) BRL         332,715
          (e) Index Linked, 6.00%, 5/15/15 .................................                 370(d) BRL         368,389
                                                                                                        ---------------
                                                                                                                701,104
                                                                                                        ---------------
          CANADA 2.3%
          Province of Ontario,
             1.875%, 1/25/10 ...............................................          20,000,000 JPY            192,053
             6.25%, 6/16/15 ................................................             200,000 NZD            145,909
                                                                                                        ---------------
                                                                                                                337,962
                                                                                                        ---------------
          EGYPT 6.1%
      (f) Egypt Treasury Bills, 1/13/09 - 4/21/09...........................           1,250,000 EGP            220,652
      (f) Egypt Treasury Bill, 3/31/09 .....................................           1,100,000 EGP            192,659
      (f) Egypt Treasury Bill, 4/28/09 .....................................           2,900,000 EGP            504,931
                                                                                                        ---------------
                                                                                                                918,242
                                                                                                        ---------------
          FRANCE 4.3%
          Government of France, 4.25%,
             10/25/17 ......................................................             373,000 EUR            566,475
             4/25/19 .......................................................              50,000 EUR             75,239
                                                                                                        ---------------
                                                                                                                641,714
                                                                                                        ---------------
          GERMANY 3.8%
      (b) KfW Bankengruppe, FRN, 0.706%, 8/08/11 ...........................          60,000,000 JPY            568,676
                                                                                                        ---------------
          INDONESIA 5.6%
          Government of Indonesia,
             9.00%, 9/15/13 ................................................       1,520,000,000 IDR            141,204
             11.00%, 11/15/20 ..............................................         403,000,000 IDR             38,315
             12.80%, 6/15/21 ...............................................         348,000,000 IDR             37,168
             12.90%, 6/15/22 ...............................................         240,000,000 IDR             25,785
             10.25%, 7/15/22 ...............................................          95,000,000 IDR              8,466
             9.50%, 7/15/23 ................................................       2,590,000,000 IDR            216,904
             11.00%, 9/15/25 ...............................................         320,000,000 IDR             29,805
             10.25%, 7/15/27 ...............................................         447,000,000 IDR             38,892
          FR44, 10.00%, 9/15/24 ...........................................           63,000,000 IDR              5,430
          FR47, 10.00%, 2/15/28 ...........................................        3,403,000,000 IDR            288,901
                                                                                                        ---------------
                                                                                                                830,870
                                                                                                        ---------------


                     8 | Quarterly Statement of Investments

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND                                              PRINCIPAL AMOUNT(a)           VALUE
---------------------------------                                              -------------------      ---------------
          LONG TERM INVESTMENTS (CONTINUED)
          BONDS (CONTINUED)
          MALAYSIA 9.4%
          Government of Malaysia,
             4.305%, 2/27/09 ...............................................              80,000 MYR    $        24,828
             7.00%, 3/15/09 ................................................           2,410,000 MYR            763,585
             4.032%, 9/15/09 ...............................................              20,000 MYR              6,208
             3.833%, 9/28/11 ...............................................             530,000 MYR            164,531
             3.461%, 7/31/13 ...............................................           1,400,000 MYR            428,493
             3.814%, 2/15/17 ...............................................              55,000 MYR             16,755
                                                                                                        ---------------
                                                                                                              1,404,400
                                                                                                        ---------------
          MEXICO 8.2%
          Government of Mexico,
             9.00%, 12/20/12 ...............................................                 800(g) MXN           8,034
             8.00%, 12/19/13 ...............................................               2,300(g) MXN          22,227
             8.00%, 12/17/15 ...............................................              25,000(g) MXN         240,655
             10.00%, 12/05/24 ..............................................              54,600(g) MXN         613,347
             7.75%, 12/14/17 ...............................................              36,000(g) MXN         340,769
                                                                                                        ---------------
                                                                                                              1,225,032
                                                                                                        ---------------
          NETHERLANDS 3.4%
          Government of the Netherlands, 4.50%, 7/15/17 ....................             331,000 EUR            512,142
                                                                                                        ---------------
          NORWAY 2.7%
          Government of Norway, 5.50%, 5/15/09 .........................               2,050,000 NOK            399,901
                                                                                                        ---------------
          POLAND 3.6%
          Government of Poland,
             6.00%, 5/24/09 ................................................             710,000 PLN            325,386
             5.75%, 9/23/22 ................................................             500,000 PLN            221,025
                                                                                                        ---------------
                                                                                                                546,411
                                                                                                        ---------------
          SINGAPORE 4.2%
          Government of Singapore,
             4.375%, 1/15/09 ...............................................             550,000 SGD            412,619
             2.375%, 10/01/09 ..............................................             280,000 SGD            209,222
                                                                                                        ---------------
                                                                                                                621,841
                                                                                                        ---------------
          SOUTH KOREA 10.9%
          Korea Treasury Bond,
             5.25%, 9/10/12 ................................................         506,000,000 KRW            487,409
             5.00%, 9/10/16 ................................................          16,000,000 KRW             14,913
             5.50%, 9/10/17 ................................................         975,000,000 KRW            936,831
             5.25%, 3/10/27 ................................................         213,300,000 KRW            196,776
                                                                                                        ---------------
                                                                                                              1,635,929
                                                                                                        ---------------
      (h) SUPRANATIONAL 6.7%
      (b) European Investment Bank, senior note, FRN, 0.751%, 9/21/11 ......          55,000,000 JPY            521,694
          Inter-American Development Bank, 1.90%, 7/08/09  .................          50,000,000 JPY            478,823
                                                                                                        ---------------
                                                                                                              1,000,517
                                                                                                        ---------------
          SWEDEN 7.5%
          Government of Sweden, 5.00%, 1/28/09 .............................           6,670,000 SEK          1,115,761
                                                                                                        ---------------
          TOTAL BONDS (COST $13,702,167) ...................................                                 13,758,486
                                                                                                        ---------------


                     Quarterly Statement of Investments | 9

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND                                                NOTIONAL AMOUNT             VALUE
---------------------------------                                              -------------------      ---------------
          LONG TERM INVESTMENTS (CONTINUED)
          OPTIONS PURCHASED (COST $3,750) 0.0%(i)
          PUTS
          BRAZIL 0.0%(i)
      (j) Brazilian Real Put, strike price 2.05 BRL, expiration
             date 1/20/09 ..................................................   $         100,000        $           580
                                                                                                        ---------------
          TOTAL LONG TERM INVESTMENTS (COST $13,705,917) ...................                                 13,759,066
                                                                                                        ---------------

                                                                               PRINCIPAL AMOUNT(a)
                                                                               -------------------
          SHORT TERM INVESTMENTS 6.3%
          FOREIGN GOVERNMENT SECURITIES (COST $286,963) 2.0%
          EGYPT2.0%
      (j) Egypt Treasury Bill, 12/16/08 ....................................           1,650,000 EGP            296,024
                                                                                                        ---------------
          TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $13,992,880) ....                                 14,055,090
                                                                                                        ---------------

                                                                                     SHARES
                                                                               -------------------
          MONEY MARKET FUND (COST $643,025) 4.3%
          UNITED STATES 4.3%
      (k) Franklin Institutional Fiduciary Trust Money Market
             Portfolio, 2.17% ..............................................             643,025                643,025
                                                                                                        ---------------
          TOTAL INVESTMENTS (COST $14,635,905) 98.4% .......................                                 14,698,115
          NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.1)% .........                                    (22,118)
          OTHER ASSETS, LESS LIABILITIES 1.7% ..............................                                    256,259
                                                                                                        ---------------
          NET ASSETS 100.0% ................................................                            $    14,932,256
                                                                                                        ===============

See Selected Currency and Portfolio Abbreviations on page 11.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d)  Principal amount is stated in 1,000 Brazilian Real Units.

(e)  Redemption price at maturity is adjusted for inflation.

(f)  The security is traded on a discount basis with no stated coupon rate.

(g)  Principal amount is stated in 100 Mexican Peso Units.

(h) A supranational organization is an entity formed by two or more central governments through international treaties.

(i)  Rounds to less than 0.1% of net assets.

(j)  Non-income producing for the twelve months ended May 31, 2008.

(k) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


10 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Income Trust

STATEMENT OF INVESTMENTS, MAY 31, 2008(UNAUDITED)

CURRENCY ABBREVIATIONS

AUD - Australian Dollar
BRL - Brazilian Real
CHF - Swiss Franc
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar

SELECTED PORTFOLIO ABBREVIATIONS

FGIC - Financial Guaranty Insurance Co.
FRN  - Floating Rate Note
FSA  - Financial Security Assurance Inc.
GO   - General Obligation
MBIA - Municipal Bond Investors Assurance Corp.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 11

Templeton Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a non-diversified, as an open-end investment company, consisting of two funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Time deposits are valued at cost.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.


                     12 | Quarterly Statement of Investments

Templeton Income Trust

3. INCOME TAXES

At May 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                    TEMPLETON           TEMPLETON
                                                   GLOBAL BOND     INTERNATIONAL BOND
                                                       FUND               FUND
                                                 ---------------   ------------------
Cost of investments ..........................   $10,408,406,686      $14,665,579
                                                 ===============      ===========

Unrealized appreciation ......................   $   496,428,775      $   303,492
Unrealized depreciation ......................      (234,879,160)        (270,956)
                                                 ---------------      -----------
Net unrealized appreciation (depreciation) ...   $   261,549,615      $    32,536
                                                 ===============      ===========

4. FORWARD EXCHANGE CONTRACTS

At May 31, 2008, the Templeton Global Bond Fund had the following forward exchange contracts outstanding:

                                                    CONTRACT          SETTLEMENT    UNREALIZED      UNREALIZED
                                                    AMOUNT(a)            DATE          GAIN            LOSS
                                                 --------------       ----------   ------------   -------------
CONTRACTS TO BUY
  1,453,200,000 Kazakhstani Tenge ............       12,000,000          6/02/08   $     48,737   $          --
  2,600,000,000 Japanese Yen .................      22,320,470           7/18/08      2,404,270              --
  1,788,091,200 Kazakhstani Tenge ............       14,600,000          7/25/08        181,975              --
  1,567,293,700 Japanese Yen .................       13,700,000          8/07/08      1,220,623              --
  1,956,935,050 Japanese Yen .................       17,150,000          8/08/08      1,480,982              --
  1,960,502,250 Japanese Yen .................       17,150,000          8/11/08      1,517,882              --
  3,303,419,200 Japanese Yen .................       29,600,000          8/20/08      1,869,983              --
  3,653,034,000 Japanese Yen .................       33,000,000          8/25/08      1,809,720              --
    279,175,000 Japanese Yen .................        2,512,826          9/04/08        148,850              --
  5,136,976,625 Japanese Yen .................       34,075,000 EUR      9/12/08             --      (3,716,144)
    400,000,000 Indian Rupee .................       13,896,609 NZD      9/24/08             --      (1,268,443)
  2,819,076,300 Japanese Yen .................       25,560,000          9/25/08      1,347,680              --
  4,226,052,000 Japanese Yen .................       38,100,000          9/26/08      2,239,233              --
  4,443,463,750 Kazakhstani Tenge ............       35,050,000         10/10/08      1,583,069              --
 13,854,500,000 Chilean Peso .................       27,500,000         10/20/08      1,112,192              --
  6,159,856,250 Chilean Peso .................       12,200,000         10/22/08        519,530              --
  7,563,000,000 Chilean Peso .................       15,000,000         10/23/08        615,816              --
     23,793,446 Swiss Franc ..................       20,650,000         10/27/08      2,198,175              --
  4,544,000,000 Kazakhstani Tenge ............       35,500,000         11/03/08      1,923,681              --
  7,876,740,000 Japanese Yen .................       71,000,000         11/04/08      4,344,613              --
  1,719,248,100 Japanese Yen .................       16,216,262         11/14/08        238,009              --
  1,913,894,500 Japanese Yen .................       17,976,326         11/21/08        347,756              --
     31,360,000 Euro .........................      115,875,200 RON     12/03/08        557,521              --
     26,135,000 Euro .........................       94,778,578 RON     12/04/08      1,207,458              --
  3,805,000,000 Japanese Yen .................       34,455,905         12/04/08      2,000,429              --
  2,495,897,250 Japanese Yen .................       23,351,895         12/05/08        563,064              --
  2,547,205,800 Japanese Yen .................       23,913,159         12/08/08        497,573              --


                     Quarterly Statement of Investments | 13

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                    CONTRACT          SETTLEMENT    UNREALIZED      UNREALIZED
                                                    AMOUNT(a)            DATE          GAIN            LOSS
                                                 --------------       ----------   ------------   -------------
CONTRACTS TO BUY (CONTINUED)
  4,967,270,010 Kazakhstani Tenge ............       38,365,000         12/12/08   $  2,491,248   $          --
  2,161,100,000 Japanese Yen .................       20,000,000         12/15/08        718,770              --
  2,163,000,000 Japanese Yen .................       20,000,000         12/17/08        739,337              --
  3,315,048,000 Kazakhstani Tenge ............       25,520,000         12/22/08      1,740,967              --
  2,590,384,500 Kazakhstani Tenge ............       20,197,930          1/16/09      1,092,898              --
  5,108,250,000 Kazakhstani Tenge ............       39,908,203          1/20/09      2,073,956              --
    313,215,750 Japanese Yen .................        3,001,531          1/22/09          7,796              --
     21,149,490 Peruvian Nuevo Sol ...........       82,377,074 MXN      1/22/09             --        (181,754)
  3,040,722,500 Japanese Yen .................       29,000,000          2/05/09        238,036              --
  4,728,133,500 Kazakhstani Tenge ............       36,655,382          2/06/09      2,189,224              --
  4,079,549,945 Japanese Yen .................       38,744,924          2/12/09        497,567              --
  4,747,949,850 Japanese Yen .................       44,695,000          2/17/09        990,037              --
    612,408,000 Kazakhstani Tenge ............        4,740,000          2/26/09        287,499              --
  1,476,100,000 Indian Rupee .................       47,837,726 NZD      2/27/09             --      (1,400,180)
  3,503,442,868 Kazakhstani Tenge ............       27,191,542          2/27/09      1,563,995              --
  8,780,525,080 Kazakhstani Tenge ............       70,165,615          4/30/09      1,042,537              --
     47,975,788 Peruvian Nuevo Sol ...........      194,612,153 MXN      5/07/09             --        (880,650)
     24,699,600 Peruvian Nuevo Sol ...........        9,000,000          5/08/09             --        (161,080)
     37,655,755 Peruvian Nuevo Sol ...........       13,931,097          5/15/09             --        (454,510)
     47,104,522 Peruvian Nuevo Sol ...........       17,413,871          5/19/09             --        (554,802)
     10,930,000 Peruvian Nuevo Sol ...........        2,603,150 EUR      5/22/09             --         (66,582)
    209,400,800 Russian Ruble ................        5,600,000 EUR      5/22/09         70,672              --
  4,722,350,433 Kazakhstani Tenge ............      413,845,572 MXN      5/27/09             --        (190,376)
    146,570,000 Taiwanese Dollar .............        3,200,009 EUR      5/27/09             --         (70,466)
    384,155,000 Russian Ruble ................       10,399,995 EUR      6/02/09             --         (30,156)

CONTRACTS TO SELL
     68,659,949 Mexican Peso .................    3,149,775,154 CLP      6/12/08             --         (87,413)
    416,711,043 Mexican Peso .................    4,595,132,565 KZT      6/25/08             --      (2,192,702)
    359,167,941 Mexican Peso .................      101,662,486 PEN      6/30/08      1,201,136              --
  1,052,296,333 Japanese Yen .................        9,988,575          7/18/08             --         (18,253)
     25,676,395 Mexican Peso .................    1,167,505,659 CLP      9/15/08             --         (34,973)
    294,631,150 Mexican Peso .................   13,462,050,783 CLP     10/01/08             --        (236,690)
    293,380,020 Mexican Peso .................   13,359,323,253 CLP     10/02/08             --        (328,053)
 33,462,329,800 South Korean Won .............       40,607,160 CHF     11/13/08      6,609,138              --
    173,995,000 Romanian Leu-New .............      385,883,788 NOK     11/17/08      2,431,256              --
 31,594,490,000 South Korean Won .............       38,986,772 CHF     11/17/08      6,862,889              --
146,408,193,750 South Korean Won .............      172,638,222 CHF     11/25/08     24,113,627              --
 27,129,960,000 South Korean Won .............       32,290,268 CHF     11/26/08      4,756,685              --
 72,279,474,000 South Korean Won .............       86,076,996 CHF     11/28/08     12,715,833              --
 28,127,778,400 South Korean Won .............       34,013,058 CHF     12/02/08      5,440,483              --
 89,271,080,000 South Korean Won .............      106,871,796 CHF     12/03/08     16,228,995              --
      4,940,820 Euro .........................      775,402,409 JPY     12/08/08             --        (177,345)
 41,414,305,200 South Korean Won .............       50,058,388 CHF     12/09/08      7,981,207              --
 39,221,309,400 South Korean Won .............       60,484,709 SGD     12/10/08      6,761,639              --
    146,781,915 Romanian Leu-New .............      378,876,415 SEK     12/15/08      2,055,321              --


                     14 | Quarterly Statement of Investments

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                    CONTRACT          SETTLEMENT    UNREALIZED      UNREALIZED
                                                    AMOUNT(a)            DATE          GAIN            LOSS
                                                 --------------       ----------   ------------   -------------
CONTRACTS TO SELL (CONTINUED)
 24,106,790,750 South Korean Won .............       29,463,201 CHF     12/15/08   $  4,953,312   $          --
    470,261,221 Mexican Peso .................      119,032,520 PEN      1/20/09             --      (1,658,442)
127,879,215,000 South Korean Won .............      147,248,250 CHF      1/20/09     17,447,382              --
    200,215,434 Mexican Peso .................      696,169,086 INR      1/22/09             --      (2,509,440)
    387,746,910 Mexican Peso .................       33,954,806          1/22/09             --      (2,463,852)
 81,377,742,000 South Korean Won .............       85,409,049          1/23/09      6,495,259              --
    505,362,025 Mexican Peso .................    1,754,162,125 INR      1/27/09             --      (6,383,366)
     75,904,600 Euro .........................      110,665,111          1/28/09             --      (5,929,241)
    106,253,486 Euro .........................      154,841,600          1/29/09             --      (8,362,659)
     30,331,862 Euro .........................       44,484,709          2/04/09             --      (2,091,129)
    478,036,590 Mexican Peso .................       42,203,283          2/06/09             --      (2,614,272)
    737,945,610 Mexican Peso .................       65,215,466          2/09/09             --      (3,944,350)
    188,300,469 Romanian Leu-New .............    1,240,192,938 CZK      2/12/09             --        (233,657)
     68,833,241 Romanian Leu-New .............      455,545,272 CZK      2/17/09         70,621              --
     48,044,248 Euro .........................       69,402,319          2/19/09             --      (4,317,866)
    214,572,298 Euro .........................   33,011,089,758 JPY      2/23/09             --     (11,437,615)
    214,572,298 Euro .........................      311,889,239          2/23/09             --     (17,291,400)
    143,048,199 Euro .........................   22,028,921,977 JPY      2/25/09             --      (7,372,847)
     71,524,099 Euro .........................      104,532,471          2/25/09             --      (5,184,421)
 39,858,000,000 South Korean Won .............       42,000,000          2/25/09      3,306,001              --
    204,729,820 Euro .........................      299,330,194          2/26/09             --     (14,708,934)
     71,524,099 Euro .........................   10,969,436,491 JPY      2/26/09             --      (4,108,736)
    321,858,448 Euro .........................   50,044,768,742 JPY      2/27/09             --     (11,870,312)
    526,825,561 Euro .........................      778,067,471          2/27/09             --     (30,006,389)
    663,958,477 Mexican Peso .................       58,964,449          2/27/09             --      (3,126,189)
     49,184,431 Romanian Leu-New .............      318,665,928 CZK      2/27/09             --        (340,539)
 39,787,020,000 South Korean Won .............       42,000,000          2/27/09      3,377,325              --
     71,524,100 Euro .........................      107,211,765          3/03/09             --      (2,477,184)
    113,621,907 Mexican Peso .................       10,118,163          3/03/09             --        (502,155)
    107,286,150 Euro .........................      160,492,213          3/04/09             --      (4,034,227)
 39,572,400,000 South Korean Won .............       42,000,000          3/04/09      3,591,671              --
     35,762,050 Euro .........................       53,861,224          3/09/09             --        (969,286)
     35,762,050 Euro .........................    5,500,131,766 JPY      3/09/09             --      (1,844,744)
     35,762,050 Euro .........................       54,034,669          3/10/09             --        (793,514)
     26,821,538 Euro .........................    4,111,607,668 JPY      3/10/09             --      (1,509,358)
     35,762,050 Euro .........................       54,648,525          3/17/09             --        (163,376)
 59,732,800,000 South Korean Won .............       59,667,166 CHF      3/25/09             --        (603,307)
 84,000,000,000 South Korean Won .............       86,728,603 CHF      3/27/09      1,868,631              --
     63,678,460 Euro .........................    9,708,389,682 JPY      3/31/09             --      (3,888,744)
    227,735,251 Mexican Peso .................       20,400,900          4/01/09             --        (811,399)
     43,009,803 Mexican Peso .................      489,503,170 KZT      4/01/09             --         (14,067)
 32,868,150,000 South Korean Won .............       33,998,006 CHF      4/01/09        797,218              --
    217,296,269 Euro .........................   33,637,604,258 JPY      4/06/09             --      (8,158,687)
 42,000,000,000 South Korean Won .............       43,574,947 CHF      4/06/09      1,152,808              --
     50,760,000 British Pound Sterling .......       98,637,847          4/07/09        441,613              --


                     Quarterly Statement of Investments | 15

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                    CONTRACT          SETTLEMENT    UNREALIZED      UNREALIZED
                                                    AMOUNT(a)            DATE          GAIN            LOSS
                                                 --------------       ----------   ------------   -------------
CONTRACTS TO SELL (CONTINUED)
     34,147,991 British Pound Sterling .......       89,322,266 SGD      4/14/09   $    299,668   $          --
    133,344,579 Euro .........................      206,296,954          4/14/09      2,164,405              --
    194,888,232 Euro .........................      410,879,577 SGD      4/14/09      6,761,654              --
     64,962,745 Euro .........................   10,105,767,019 JPY      4/14/09             --      (1,879,964)
     34,190,917 Euro .........................       71,201,217 SGD      4/17/09        543,491              --
    102,572,751 Euro .........................      214,725,797 SGD      4/20/09      2,502,558              --
     29,771,646 Euro .........................    4,655,630,485 JPY      4/20/09             --        (599,033)
     34,096,694 Euro .........................      166,170,238 MYR      4/21/09             --        (961,508)
     17,048,347 Euro .........................       35,706,058 SGD      4/24/09        437,186              --
     25,540,503 British Pound Sterling .......      153,473,904 MYR      4/27/09             --      (2,036,049)
     17,048,347 Euro .........................       35,588,424 SGD      4/27/09        356,224              --
     13,836,250 New Zealand Dollar ...........      423,942,691 INR      4/28/09             --        (412,929)
      8,513,501 British Pound Sterling .......       51,465,816 MYR      4/30/09             --        (580,602)
    527,279,235 Mexican Peso .................      133,781,288 PEN      4/30/09             --      (1,072,836)
    958,839,826 Mexican Peso .................       86,791,278          5/04/09             --      (2,166,249)
    236,448,091 Mexican Peso .................      875,519,992 INR      5/04/09             --      (1,513,013)
     11,081,426 Euro .........................       22,640,461 SGD      5/06/09             --        (121,601)
  1,085,880,645 Mexican Peso .................       98,937,683          5/06/09             --      (1,782,071)
      8,513,501 British Pound Sterling .......       51,308,316 MYR      5/07/09             --        (621,707)
    121,591,935 Mexican Peso .................    5,307,487,946 CLP      5/15/09             --        (432,292)
    617,332,796 Mexican Peso .................    1,714,677,647 TWD      5/18/09             --        (797,119)
    479,077,300 Mexican Peso .................    1,878,989,078 INR      5/20/09             --        (552,853)
     84,372,354 Mexican Peso .................    3,672,053,587 CLP      5/20/09             --        (319,588)
Unrealized gain (loss) on offsetting
   forward exchange contracts ................                                       19,529,529              --
                                                                                   ------------   -------------
Unrealized gain (loss) on forward exchange
   contracts .................................                                     $220,978,125   $(199,625,690)
                                                                                   ------------   -------------
   Net unrealized gain (loss) on forward
      exchange contracts .....................                                     $ 21,352,435
                                                                                   ============

(a)  In U.S. Dollar unless otherwise indicated.


At May 31, 2008, the Templeton International Bond Fund had the following forward exchange contracts outstanding:

                                                    CONTRACT          SETTLEMENT    UNREALIZED      UNREALIZED
                                                    AMOUNT(a)            DATE          GAIN            LOSS
                                                 --------------       ----------   ------------   -------------
CONTRACTS TO BUY
      7,000,000 Japanese Yen .................           63,388         12/04/08   $      3,680   $          --
      7,768,440 Kazakhstani Tenge ............           60,000         12/12/08          3,896              --
     12,800,000 Kazakhstani Tenge ............          100,000          1/20/09          5,197              --
     26,132,500 Japanese Yen .................          250,000          1/30/09          1,191              --
      1,292,000 Kazakhstani Tenge ............           10,000          2/26/09            607              --
      7,324,178 Kazakhstani Tenge ............           56,851          2/27/09          3,264              --
     34,468,000 Kazakhstani Tenge ............          270,125          3/11/09         12,121              --
        770,000 Norwegian Krone ..............          378,840 RON      3/11/09             --          (6,505)
        206,448 Peruvian Nuevo Sol ...........          838,538 MXN      3/11/09             --          (4,480)


                     16 | Quarterly Statement of Investments

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                    CONTRACT          SETTLEMENT    UNREALIZED      UNREALIZED
                                                    AMOUNT(a)            DATE          GAIN            LOSS
                                                 --------------       ----------   ------------   -------------
CONTRACTS TO BUY (CONTINUED)
      3,131,255 Kazakhstani Tenge ............           25,022          4/30/09   $        372   $          --
         68,610 Peruvian Nuevo Sol ...........           25,000          5/08/09             --            (446)
         54,854 Peruvian Nuevo Sol ...........           20,294          5/15/09             --            (661)
         68,618 Peruvian Nuevo Sol ...........           25,367          5/19/09             --            (808)

CONTRACTS TO SELL
        290,000 Mexican Peso .................           26,050          7/28/08             --          (1,827)
        175,998 Romanian Leu-New .............          454,290 SEK     12/15/08          2,464              --
    346,120,000 South Korean Won .............          398,297 CHF      1/14/09         47,049              --
    837,291,000 South Korean Won .............          964,635 CHF      1/20/09        114,742              --
    215,411,670 South Korean Won .............          226,083          1/23/09         17,193              --
        117,480 Euro .........................          171,280          1/28/09             --          (9,177)
    250,000,000 South Korean Won .............          263,727          1/28/09         21,253              --
        137,889 Euro .........................          201,075          1/29/09             --         (10,722)
         30,607 Euro .........................           44,889          2/04/09             --          (2,110)
        321,206 Mexican Peso .................           28,358          2/06/09             --          (1,757)
        236,579 Romanian Leu-New .............        1,558,167 CZK      2/12/09             --            (294)
         86,481 Romanian Leu-New .............          572,340 CZK      2/17/09             89              --
         40,958 Euro .........................           59,167          2/19/09             --          (3,681)
        272,036 Euro .........................          395,415          2/23/09             --         (21,922)
        272,036 Euro .........................       41,851,650 JPY      2/23/09             --         (14,501)
         90,679 Euro .........................          132,527          2/25/09             --          (6,573)
        181,357 Euro .........................       27,928,343 JPY      2/25/09             --          (9,347)
        257,950 Euro .........................          377,165          2/26/09             --         (18,509)
         90,679 Euro .........................       13,907,166 JPY      2/26/09             --          (5,209)
        668,390 Euro .........................          987,151          2/27/09             --         (38,063)
        408,053 Euro .........................       63,446,891 JPY      2/27/09             --         (15,049)
         61,795 Romanian Leu-New .............          400,370 CZK      2/27/09             --            (428)
         90,678 Euro .........................          135,923          3/03/09             --          (3,141)
        136,017 Euro .........................          203,471          3/04/09             --          (5,115)
         45,339 Euro .........................        6,973,048 JPY      3/09/09             --          (2,339)
         45,339 Euro .........................           68,285          3/09/09             --          (1,229)
         34,004 Euro .........................        5,212,643 JPY      3/10/09             --          (1,914)
         45,339 Euro .........................           68,505          3/10/09             --          (1,006)
      2,275,000 Mexican Peso .................       91,511,875 CLP      3/11/09             --         (24,913)
      2,275,000 Mexican Peso .................          200,883          3/11/09             --         (11,558)
        180,000 New Zealand Dollar ...........        5,455,800 INR      3/11/09             --          (7,405)
         45,339 Euro .........................           69,283          3/17/09             --            (207)
    100,900,000 South Korean Won .............          100,789 CHF      3/25/09             --          (1,019)
        165,053 Euro .........................       25,163,699 JPY      3/31/09             --         (10,081)
         56,244 Mexican Peso .................          640,124 KZT      4/01/09             --             (18)
        297,808 Mexican Peso .................           26,678          4/01/09             --          (1,061)
        277,510 Euro .........................       42,958,436 JPY      4/06/09             --         (10,422)
     70,546,000 South Korean Won .............           73,229 CHF      4/06/09          1,972              --
         70,000 British Pound Sterling .......          136,025          4/07/09            609              --


                     Quarterly Statement of Investments | 17

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                    CONTRACT          SETTLEMENT    UNREALIZED      UNREALIZED
                                                    AMOUNT(a)            DATE          GAIN            LOSS
                                                 --------------       ----------   ------------   -------------
CONTRACTS TO SELL (CONTINUED)
         45,461 British Pound Sterling .......          118,914 SGD      4/14/09   $        399   $          --
        259,452 Euro .........................          546,998 SGD      4/14/09          9,002              --
        177,520 Euro .........................          274,641          4/14/09          2,881              --
         86,484 Euro .........................       13,453,667 JPY      4/14/09             --          (2,503)
         45,518 Euro .........................           94,789 SGD      4/17/09            724              --
         51,777 Euro .........................        8,096,749 JPY      4/20/09             --          (1,042)
        136,554 Euro .........................          285,862 SGD      4/20/09          3,332              --
         45,393 Euro .........................          221,223 MYR      4/21/09             --          (1,280)
         22,696 Euro .........................           47,535 SGD      4/24/09            582              --
         34,002 British Pound Sterling .......          204,319 MYR      4/27/09             --          (2,711)
         22,696 Euro .........................           47,378 SGD      4/27/09            474              --
         11,334 British Pound Sterling .......           68,516 MYR      4/30/09             --            (773)
        703,327 Mexican Peso .................          178,448 PEN      4/30/09             --          (1,431)
      1,501,739 Mexican Peso .................          135,938          5/04/09             --          (3,388)
        478,223 Mexican Peso .................        1,770,763 INR      5/04/09             --          (3,060)
         14,753 Euro .........................           30,142 SGD      5/06/09             --            (162)
      1,448,433 Mexican Peso .................          131,971          5/06/09             --          (2,377)
         11,334 British Pound Sterling .......           68,307 MYR      5/07/09             --            (828)
      1,671,915 Mexican Peso .................        4,643,839 TWD      5/18/09             --          (2,159)
                                                                                   ------------   -------------
Unrealized gain (loss) on forward exchange
   contracts .................................                                     $    253,093   $    (275,211)
                                                                                   ------------   -------------
Net unrealized gain (loss) on forward exchange
   contracts .................................                                                    $     (22,118)
                                                                                                  =============

(a)  In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

CHF - Swiss Franc
CLP - Chilean Peso
CZK - Czech Koruna
EUR - Euro
INR - Indian Rupee
JPY - Japanese Yen
KZT - Kazakhstani Tenge
MXN - Mexican Peso
MYR - Malaysian Ringgit
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
RON - Romanian Leu-New
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - Taiwanese Dollar


                     18 | Quarterly Statement of Investments

Templeton Income Trust

5. INTEREST RATE SWAPS

At May 31, 2008, the Templeton Global Bond Fund had the following interest rate swaps outstanding:

COUNTER-    RECEIVE--               PAY --              NOTIONAL PRINCIPAL   EXPIRATION   UNREALIZED    UNREALIZED
PARTY      FIXED RATE           FLOATING RATE               AMOUNT(a)           DATE         GAIN          LOSS
--------   ----------   -----------------------------   ------------------   ----------   ----------   ------------
JPMorgan      6.25%     Sinacofi Chile Interbank Rate    6,585,000,000 CLP     3/28/13        $--      $   (427,812)
JPMorgan      6.25%     Sinacofi Chile Interbank Rate    4,390,000,000 CLP     3/29/18         --          (505,214)
JPMorgan      6.46%     Sinacofi Chile Interbank Rate   22,850,000,000 CLP     4/18/18         --        (1,967,088)
JPMorgan      6.45%     Sinacofi Chile Interbank Rate   10,237,500,000 CLP     4/24/18         --          (903,359)
JPMorgan      6.40%     Sinacofi Chile Interbank Rate   20,475,000,000 CLP     4/24/18         --        (1,957,209)
JPMorgan      6.42%     Sinacofi Chile Interbank Rate   22,250,000,000 CLP     4/25/18         --        (2,060,347)
JPMorgan      6.45%     Sinacofi Chile Interbank Rate   22,950,000,000 CLP     5/02/18         --        (2,022,820)
JPMorgan      6.51%     Sinacofi Chile Interbank Rate    9,786,000,000 CLP     5/08/18         --          (773,896)
JPMorgan      6.50%     Sinacofi Chile Interbank Rate    4,939,600,000 CLP     5/08/18         --          (397,919)
JPMorgan      6.62%     Sinacofi Chile Interbank Rate    9,870,000,000 CLP     5/14/18         --          (631,622)
JPMorgan      6.61%     Sinacofi Chile Interbank Rate    4,982,000,000 CLP     5/14/18         --          (326,154)
JPMorgan      6.68%     Sinacofi Chile Interbank Rate   19,754,100,000 CLP     5/15/18         --        (1,067,482)
                                                                                              ---      ------------
Unrealized gain (loss) on interest rate swaps .......                                         $--      $(13,040,922)
                                                                                              ---      ------------
   Net unrealized gain (loss) on interest
      rate swaps ....................................                                                  $(13,040,922)
                                                                                                       ============

(a)  In U.S. dollar unless otherwise indicated.

CURRENCY ABBREVIATION

CLP - Chilean Peso

6. NEW ACCOUNTING PROUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 19



ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By  /s/GALEN G. VETTER
  -------------------------------
   Galen G. Vetter
   Chief Executive Officer -
   Finance and Administration

Date  July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/GALEN G. VETTER
  -------------------------------
    Galen G. Vetter
    Chief Executive Officer -
    Finance and Administration

Date  July 25, 2008

By  /s/LAURA F. FERGERSON
  --------------------------------
   Laura F. Fergerson
   Chief Financial Officer and
   Chief Accounting Officer

Date  July 25, 2008